Noncontrolling Interests (Tables)	12 Months Ended
Jun. 30, 2025
Noncontrolling Interest [Abstract]
Schedule of Noncontrolling Interests
The following table presents the activity in noncontrolling interests in Silicon Carbide ($000):

Year Ended June 30,	2025	2024
Beginning balance	$371,392	$—
Sale of shares to noncontrolling interests	—	373,573
Share of foreign currency translation adjustments	1,423	429
Net loss	(19,307)	(2,610)
Ending balance	$353,508	$371,392